Private Placement - Additional Information (Detail)	Nov. 27, 2020 USD ($) $ / shares shares
Sponsor Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issued during the period shares | shares	7,292,541
Jefferies Private Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issued during the period shares | shares	439,627
Sponsor And Jefferies Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issue price per share	$ 1.00
Proceeds from issuance of warrants | $	$ 7,732,168
Private Placement [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights exercise price	$ 11.50
Private Placement [Member] | Sponsor Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issued during the period shares | shares	7,292,541
Class of warrants or rights issue price per share	$ 1.00
Private Placement [Member] | Jefferies Private Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issued during the period shares | shares	439,627
Private Placement [Member] | Sponsor And Jefferies Private Placement Warrants [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issue price per share	$ 1.00
Private Placement [Member] | Sponsor And Jefferies Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issue price per share	$ 1.00
Proceeds from issuance of warrants | $	$ 7,732,168
Private Placement [Member] | Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights exercise price	$ 11.50